Hire purchase liabilities	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Hire purchase liabilities

18.	Hire purchase liabilities

	2025	2024
	USD	USD

Total outstanding	-	7,384
Less: Interest-in-suspense	-	(124)

Principal outstanding	-	7,260
Less: Amount due within 12 months (shown under current liabilities)	-	(7,260)

	-	-

In the previous financial year, the interest rates implicit in these hire-purchase obligations at 4.55% per annum. The hire purchase payables are secured by a charge over the property, plant and equipment under hire-purchase as disclosed in Note 5.